Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	67.00%	54.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	32.50%	34.30%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.50%	11.70%